Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Summary of Retirement Benefit Plans
The amounts recognised in the balance sheet were as follows:

		Group
	2022	2021
	£m	£m
Assets/(liabilities)
Funded defined benefit pension scheme - surplus	1,050	1,572
Unfunded pension and post-retirement medical benefits	(25)	(37)
Total net assets	1,025	1,535

Disclosure of Pension Remeasurements Included in Other Comprehensive income	Remeasurement losses/(gains) recognised in other comprehensive income in the year were as follows:

			Group
	2022	2021	2020
	£m	£m	£m
Pension remeasurement	722	(1,264)	505

Disclosure of Total Defined Benefit Plan Amount Charged to the Income Statement
The total amount charged to the income statement was as follows:

			Group
	2022	2021	2020
	£m	£m	£m
Net interest income	(30)	(5)	(10)
Current service cost	30	38	36
Past service and GMP costs	—	—	1
Past service curtailment costs	0	5	—
Administration costs	9	8	8
	9	46	35

Summary of Amounts Recognised in Other Comprehensive Income
The amounts recognised in other comprehensive income were as follows:

		Group
	2022	2021	2020
	£m	£m	£m
Return on plan assets (excluding amounts included in net interest expense)	5,527	(454)	(1,328)
Actuarial (gains)/losses arising from changes in demographic assumptions	(122)	(17)	34
Actuarial (gains)/losses arising from experience adjustments	481	(19)	(141)
Actuarial (gains)/losses arising from changes in financial assumptions	(5,164)	(774)	1,940
Pension remeasurement	722	(1,264)	505

Disclosure of Movements in the Present Value of Defined Benefit Obligations
Movements in the present value of defined benefit scheme obligations were as follows:

	Group
	2022	2021
	£m	£m
At 1 January	(12,878)	(13,887)
Current service cost paid by Santander UK plc	(29)	(29)
Current service cost paid by subsidiaries	(1)	(9)
Current service cost paid by fellow Banco Santander subsidiaries	—	—
Interest cost	(241)	(188)
Employer salary sacrifice contributions	(2)	(9)
Past service cost	—	—
Past service curtailment costs	—	(5)
GMP equalisation cost	—	—
Remeasurement due to actuarial movements arising from:
–Changes in demographic assumptions	122	17
– Experience adjustments	(481)	19
–Changes in financial assumptions	5,164	774
Benefits paid	413	398
Derecognition of pension scheme liabilities arising from the sale of PSA	—	41
At 31 December	(7,933)	(12,878)

Disclosure of Movements in Fair Value of Schemes' Assets
Movements in the fair value of the schemes’ assets were as follows:

	Group
	2022	2021
	£m	£m
At 1 January	14,413	13,979
Interest income	271	193
Contributions paid by employer and scheme members	223	246
Contributions paid by fellow Banco Santander subsidiaries	—	—
Administration costs paid	(9)	(8)
Return on plan assets (excluding amounts included in net interest expense)	(5,527)	454
Benefits paid	(413)	(398)
Derecognition of pension scheme assets arising from the sale of PSA	—	(53)
At 31 December	8,958	14,413

Disclosure of Fair Value of Plan Assets
The composition and fair value of the schemes’ assets by category was:

	Group
	Quoted prices in active markets		Prices not quoted in active markets		Total		Valuation
2022	£m	%	£m	%	£m	%	technique
Overseas equities	0	0	1,172	13	1,172	13	A,C
Corporate bonds	1,991	22	244	3	2,235	25	A,C
Government fixed interest bonds	1,138	13	—	—	1,138	13	A
Government index-linked bonds	5,525	62	—	—	5,525	62	A
Property	—	—	1,202	13	1,202	13	B
Derivatives	—	—	(78)	(1)	(78)	(1)	A
Cash	—	—	1,340	15	1,340	15	A
Repurchase agreements(1)	—	—	(4,312)	(48)	(4,312)	(48)	A
Infrastructure	—	—	426	5	426	5	B,C
Annuities	—	—	293	3	293	3	D
Longevity swap	—		(12)	0	(12)	0	D
Other	—	—	29	0	29	0	C
	8,654	97	304	3	8,958	100
2021
UK equities	38	0	—	—	38	0	A
Overseas equities	1,401	10	1,065	7	2,466	17	A,C
Corporate bonds	1,607	11	312	2	1,919	13	A,C
Government fixed interest bonds	2,788	19	—	—	2,788	19	A
Government index-linked bonds	9,159	64	—	—	9,159	64	A
Property	—	—	1,409	10	1,409	10	B
Derivatives	—	—	(83)	(1)	(83)	(1)	A
Cash	—	—	2,290	16	2,290	16	A
Repurchase agreements(1)	—	—	(6,582)	(45)	(6,582)	(45)	A
Infrastructure	—	—	390	3	390	3	B,C
Annuities	—	—	291	2	291	2	D
Longevity swap	—	—	(8)	0	(8)	0	D
Other	—	—	336	2	336	2	C
	14,993	104	(580)	(4)	14,413	100
(1)    Sale and repurchase agreements net of purchase and resale agreements.

Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes
The principal actuarial assumptions used for the Scheme were:

	Group
	2022	2021	2020
	%	%	%
To determine benefit obligations(1):
–Discount rate for scheme liabilities	4.9	1.9	1.3
–General price inflation	3.1	3.4	3.0
–General salary increase	1.0	1.0	1.0
–Expected rate of pension increase	3.0	3.2	2.9

	Years	Years	Years
Longevity at 60 for current pensioners, on the valuation date:
–Males	27.4	27.5	27.5
–Females	30.1	30.1	30.0
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
–Males	28.9	29.0	29.0
–Females	31.6	31.6	31.5
(1) The discount rate and inflation related assumptions set out in the table above reflect the assumptions calculated based on the Scheme’s duration and cash flow profile as a whole. The actual assumptions used were determined for each section independently based on each section’s duration and cash flow profile.

Summary of Actuarial Assumption Sensitivities
The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.

	Change in pension obligation at year end from		(Decrease)/increase
	2022	2021	2022	2021
Assumption			£m	£m
Discount rate	50 bps increase	25 bps increase	(501)	(571)
General price inflation	50 bps increase	25 bps increase	374	392
Mortality	Each additional year of longevity assumed	Each additional year of longevity assumed	203	478

Disclosure of Defined Benefit Plan Expected Future Benefit Payments
The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter are:

Year ending 31 December	£m
2023	416
2024	360
2025	382
2026	404
2027	425
Five years ending 2032	2,325